Intangible Assets (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of intangible assets
Accumulated amortization	$ (2,777,203)	$ (1,925,227)	$ (1,634,125)
Intangible assets, net	3,504,142	3,314,413	3,467,872
Moneytech and mPayments software [Member]
Summary of intangible assets
Intangible assets, gross	6,281,345
Moneytech software [Member]
Summary of intangible assets
Intangible assets, gross		4,574,761	5,101,997
mPayments software [Member]
Summary of intangible assets
Intangible assets, gross		664,880
Domain name [Member]
Summary of intangible assets
Intangible assets, gross		$ 198,353